CONVERTIBLE DEBENTURES FINANCING (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Opening Balance	$ 537,897	$ 503,921	$ 458,350
Accretion of discount		(11,024)	571
Interest accrued	45,000	45,000	45,000
Ending Balance	582,897	537,897	503,921
Liability Component
Statement Line Items [Line Items]
Opening Balance	504,191	470,215	424,644
Accretion of discount		(11,024)	571
Interest accrued	45,000	45,000	45,000
Ending Balance	549,191	504,191	470,215
Equity Component
Statement Line Items [Line Items]
Opening Balance	33,706	33,706	33,706
Accretion of discount		0	0
Interest accrued	0	0	0
Ending Balance	$ 33,706	$ 33,706	$ 33,706